Property and equipment (Details) - Schedule of property and equipment - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Year ended December 31, 2021
Opening net book value	$ 3,731	$ 2,221
Additions	1,259	2,121
Disposals
Cost	(139)	(98)
Accumulated depreciation	118	69
Depreciation for the year	(1,002)	(541)	$ (384)
Impact of foreign exchange rate changes	(207)	(41)
Closing net book value	3,760	3,731	2,221
As at December 31, 2021
Cost	6,551	5,803
Accumulated depreciation	(2,908)	(2,113)
Impact of foreign exchange rate changes	117	41
Net book value	3,760	3,731
Computer equipment and software [Member]
Year ended December 31, 2021
Opening net book value	156	95
Additions	267	112
Disposals
Cost	(99)
Accumulated depreciation	81
Depreciation for the year	(179)	(48)
Impact of foreign exchange rate changes	(10)	(3)
Closing net book value	216	156	95
As at December 31, 2021
Cost	630	496
Accumulated depreciation	(432)	(347)
Impact of foreign exchange rate changes	18	7
Net book value	216	156
Furniture and fixtures [Member]
Year ended December 31, 2021
Opening net book value	95	110
Additions	2	9
Disposals
Cost
Accumulated depreciation
Depreciation for the year	(19)	(24)
Impact of foreign exchange rate changes	(4)
Closing net book value	74	95	110
As at December 31, 2021
Cost	186	195
Accumulated depreciation	(117)	(102)
Impact of foreign exchange rate changes	5	2
Net book value	74	95
Laboratory equipment [Member]
Year ended December 31, 2021
Opening net book value	1,523	605
Additions	856	1,115
Disposals
Cost	(40)	(98)
Accumulated depreciation	37	69
Depreciation for the year	(323)	(145)
Impact of foreign exchange rate changes	(104)	(23)
Closing net book value	1,949	1,523	605
As at December 31, 2021
Cost	2,993	2,342
Accumulated depreciation	(1,087)	(836)
Impact of foreign exchange rate changes	43	17
Net book value	1,949	1,523
Right-of-use assets [Member]
Year ended December 31, 2021
Opening net book value	1,415	925
Additions	108	719
Disposals
Cost
Accumulated depreciation
Depreciation for the year	(319)	(217)
Impact of foreign exchange rate changes	(66)	(12)
Closing net book value	1,138	1,415	925
As at December 31, 2021
Cost	1,944	1,951
Accumulated depreciation	(840)	(546)
Impact of foreign exchange rate changes	34	10
Net book value	1,138	1,415
Leasehold improve- ments [Member]
Year ended December 31, 2021
Opening net book value	542	486
Additions	26	166
Disposals
Cost
Accumulated depreciation
Depreciation for the year	(162)	(107)
Impact of foreign exchange rate changes	(23)	(3)
Closing net book value	383	542	$ 486
As at December 31, 2021
Cost	798	819
Accumulated depreciation	(432)	(282)
Impact of foreign exchange rate changes	17	5
Net book value	$ 383	$ 542